CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash acquired	$ 6	$ 10,165	$ 1,270
Shanghai Huajian Management
Equity Interest (as a percentage)			33.00%